Intangible Assets and Goodwill Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Significant Deletions	$ (63,000,000)
Finite-Lived Intangible Assets, Amortization Expense	7,000,000	14,300,000	16,600,000
Goodwill	642,329,000	635,313,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Significant Deletions	$ (60,000,000)